Balance Sheets (September 30, 2016 Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 0	$ 0	$ 0
Total current assets	0	0	0
Accounts Receivable, Related Parties	0	0
Total assets	0	0	0
Liabilities and Equity
Accounts payable - related party	9,982	9,982	9,982
Accounts payable	825	825	384
Total liabilities	10,807	10,807	10,366
Stockholders' Equity Attributable to Parent
Additional Paid in Capital	(428,890)	(429,489)	0
Retained Earnings (Accumulated Deficit)	(88,880)	(88,281)	(10,366)
Stockholders' Equity Attributable to Parent	(10,807)	(10,807)	(10,366)
Liabilities and Equity	0	0	0
Series A Preferred Stock
Stockholders' Equity Attributable to Parent
Preferred Stock, Value, Issued	10	10	0
Series B Preferred Stock
Stockholders' Equity Attributable to Parent
Preferred Stock, Value, Issued	10	10	0
Convertible Preferred Stock, Series C
Stockholders' Equity Attributable to Parent
Preferred Stock, Value, Issued	276,532	276,532	0
Common Class A
Stockholders' Equity Attributable to Parent
Common Stock, Value, Issued	411	411	0
Common Class B
Stockholders' Equity Attributable to Parent
Common Stock, Value, Issued	$ 230,000	$ 230,000	$ 0